UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Abacus Corporate Trustee Limited
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number: 28-11601
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Simon J. Harman
        ---------------------------
Title:  Compliance & Risk Director
        ---------------------------
Phone:  00 44 1534 602031
        ---------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mr Simon J. Harman               Jersey, CI, UK                  5/15/2007
----------------------               --------------                 ----------
     [Signature]                      [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

028-11601   Sean Creavy
            Senior Manager, Client Services & Operations

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
                                         ------------
Form 13F Information Table Entry Total:             5
                                         ------------
Form 13F Information Table Value Total:  $918,371,000
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
  1.  28-11396              Royal Bank of Canada
----  --------------------  ----------------------------------------------------

                                                 FORM 13F INFORMATION TABLE

                                                                     SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE    PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- --------- -------- --- ---- ------- -------- -------- ------ ----
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     54465       15 SH       Sole                   15      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105 907289226 16425984 SH       Sole             16425984      0    0
ISHARES TR                     S&P 500 INDEX    464287200    142250     1000 SH       Sole                 1000      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   4178854    83954 SH       Sole                83954      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   6706205   134729 SH       Sole               134729      0    0